Organization - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015
fixed-indexed annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	81.00%
Variable annuity
Organization and Nature of Operations [Line Items]
Percentage of net premium written	13.00%
Variable-indexed annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	6.00%
Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	94.00%
Life
Organization and Nature of Operations [Line Items]
Percentage of net premium written	5.00%
Accident and health
Organization and Nature of Operations [Line Items]
Percentage of net premium written	1.00%